Shareholders' equity - Ordinary shares purchased on market (Details) - Ordinary shares - AUD ($)	6 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Share-based payments
Total ordinary shares purchased/(sold) on market	3,805,870
Dividend reinvestment plan - price per share for prior year final dividend	$ 25.82		$ 31.62
Dividend reinvestment plan - price per share for current year interim dividend		$ 28.11
Conversion of price per share for convertible preference shares	$ 29.49
Employee Share Plan (ESP)
Share-based payments
Total ordinary shares purchased/(sold) on market	1,061,442
Average share price, ordinary shares	$ 25.27
RSP
Share-based payments
Total ordinary shares purchased/(sold) on market	2,588,068
Average share price, ordinary shares	$ 25.48
Westpac Performance Plan (WPP) | Share rights
Share-based payments
Total ordinary shares purchased/(sold) on market	118,529
Average share price, ordinary shares	$ 26.14
Westpac Long Term Incentive Plan (LTIP) | Share options
Share-based payments
Total ordinary shares purchased/(sold) on market	37,831
Average share price, ordinary shares	$ 27.68
Average exercise price, options	$ 23.40